Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.8% of Net Assets

Non-Convertible Bonds — 88.7%
	ABS Car Loan — 0.7%
$7,210,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	$7,222,848
4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	4,489,357
2,354,667	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	2,349,884
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	8,127,202
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,851,923
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,406,062
785,985	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	787,696
122,189	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	122,250
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,834,858
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	13,226,805
3,870,005	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	3,881,318
4,849,730	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	4,881,060
		55,181,263
	ABS Home Equity — 0.2%
331,159	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052(a)	330,502
429,033	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	409,331
2,911,994	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,906,545
31,749	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(b)	30,167
248,629	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(b)	233,126
54,260	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(b)	53,911
3,660,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	3,673,997
245,166	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.568%, 10/25/2053(a)(b)	244,413
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(b)	4,945,211
2,340,113	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	2,305,695
		15,132,898
	ABS Other — 2.1%
9,518,304	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	9,714,686
7,691,498	APL Finance DAC, Series 2025-1A, Class A, 4.810%, 3/20/2036(a)	7,679,484
12,560,000	Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, 5.858%, 12/20/2055(a)	12,615,339
4,212,508	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	3,921,309
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$7,550,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	$7,646,678
6,564,788	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	6,680,266
1,485,737	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	1,504,361
15,660,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	16,140,355
1,516,848	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	1,539,639
1,931,116	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	1,978,028
26,235,937	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049(a)	26,308,559
4,342,875	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	4,203,886
4,836,300	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	4,613,869
8,010,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	8,110,381
4,391,131	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	4,390,876
6,781,527	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	6,477,193
5,151,394	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	5,230,457
2,105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	2,142,743
2,049,030	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	1,945,308
5,697,351	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	5,778,168
8,968,554	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	9,184,679
16,950,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	17,393,175
		165,199,439
	ABS Residential Mortgage — 0.0%
6,668	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	6,324
3,277,161	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	3,288,738
		3,295,062
	ABS Student Loan — 0.3%
1,465,088	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	1,386,688
5,196,482	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	4,765,263
5,767,742	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	5,933,917
1,978,697	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,812,133
4,770,065	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 4.665%, 1/15/2053(a)(b)	4,734,365

Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$5,588,426	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	$5,687,124
1,089,428	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,053,987
		25,373,477
	ABS Whole Business — 0.1%
11,655,875	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	11,048,395
	Aerospace & Defense — 0.4%
14,314,000	Boeing Co., 5.705%, 5/01/2040	14,611,418
5,305,000	Boeing Co., 6.298%, 5/01/2029	5,630,983
3,928,000	Boeing Co., 6.858%, 5/01/2054	4,411,688
7,955,000	Embraer Netherlands Finance BV, 5.980%, 2/11/2035	8,453,381
		33,107,470
	Agency Commercial Mortgage-Backed Securities — 0.1%
4,010,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	4,033,527
	Airlines — 0.7%
8,630,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	8,788,741
14,751,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	14,841,018
6,570,000	Latam Airlines Group SA, 7.875%, 4/15/2030(a)	6,910,129
1,126,379	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	1,125,894
13,472,101	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	14,064,335
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,263,169
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	5,220,259
		53,213,545
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051,	1,159,831
	Automotive — 1.5%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,183,363
9,980,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	10,413,887
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,326,984
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,853,646
2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	2,515,770
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	6,021,075
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,368,810
6,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	6,974,639
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,651,256
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,169,557
10,531,000	Lear Corp., 5.250%, 5/15/2049	9,504,348
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,205,406
4,525,000	Phinia, Inc., 6.750%, 4/15/2029(a)	4,683,294
31,285,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	33,566,861
		117,438,896
	Banking — 5.5%
5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	5,830,823
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$5,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.621%, 12/10/2029(a)	$5,610,600
18,675,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	19,127,340
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,180,262
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,450,156
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	18,063,392
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	24,165,731
16,764,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	13,455,137
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	2,043,078
7,355,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 9/10/2029(a)	7,539,096
15,013,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	14,998,784
23,295,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	25,180,281
10,435,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	11,078,969
6,930,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	6,987,679
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,994,279
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,974,213
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	6,367,424
800,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	878,935
11,236,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	12,543,608
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	7,231,321
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,871,885
9,610,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	10,987,017
3,790,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	3,616,645
23,640,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	22,425,995
8,575,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	8,996,538
14,426,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	13,608,970
9,140,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	8,151,014
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(b)	13,229,856
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,531,250

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	$12,203,651
3,575,000	Norinchukin Bank, 5.094%, 10/16/2029(a)	3,644,420
6,255,000	Norinchukin Bank, 5.359%, 9/09/2035(a)	6,341,085
6,960,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	7,120,956
12,940,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	12,718,572
16,635,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	17,343,106
13,520,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	14,138,121
10,315,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	10,337,427
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	17,399,117
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	662,821
1,415,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	1,529,692
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	11,372,651
5,615,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	5,757,061
16,095,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	15,946,617
		431,635,575
	Brokerage — 0.1%
4,055,000	BGC Group, Inc., 6.150%, 4/02/2030	4,198,725
1,970,000	Citadel LP, 6.000%, 1/23/2030(a)	2,057,903
2,300,000	Citadel LP, 6.375%, 1/23/2032(a)	2,441,118
		8,697,746
	Building Materials — 0.0%
929,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	901,000
950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	988,065
		1,889,065
	Cable Satellite — 0.2%
3,092,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	2,629,048
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,875,605
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	687,203
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,077,418
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	7,308,526
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,726,562
		19,304,362
	Chemicals — 1.1%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,369,557
21,013,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	7,459,615
8,885,000	Eastman Chemical Co., 5.000%, 8/01/2029	9,064,736
12,690,000	Methanex U.S. Operations, Inc., 6.250%, 3/15/2032(a)	13,066,520
8,771,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	6,802,576
Principal Amount (‡)	Description	Value (†)

	Chemicals — continued
$9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	$8,185,341
7,660,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	7,564,867
5,125,000	Qnity Electronics, Inc., 5.750%, 8/15/2032(a)	5,240,036
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,725,313
7,654,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	6,241,148
13,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	14,985,242
		82,704,951
	Collateralized Mortgage Obligations — 0.7%
20,727,682	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 5.324%, 10/25/2053(b)	20,910,533
25,026,572	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	26,099,737
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,267,149
36,115	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.464%, 10/20/2060(b)(c)	35,652
30,591	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.634%, 8/20/2062(b)(c)	30,287
25	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	22
8,361	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	7,391
7,311	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	6,798
90,697	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	85,153
498,557	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	479,608
4,248	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.394%, 5/20/2063(b)(c)	4,066
		55,926,396
	Construction Machinery — 0.2%
5,405,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	5,684,871
10,439,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	10,431,610
		16,116,481
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,959,365
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,579,926
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,882,092
		6,421,383
	Electric — 0.9%
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,570,438
7,160,000	Calpine Corp., 4.500%, 2/15/2028(a)	7,164,740

Principal Amount (‡)	Description	Value (†)

	Electric — continued
$14,279,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	$13,334,978
14,159,775	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	14,846,043
2,415,000	DPL LLC, 4.350%, 4/15/2029	2,381,473
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,803,165
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,509,579
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	733,078
11,532,000	NRG Energy, Inc., 5.750%, 1/15/2034(a)	11,649,280
3,945,000	Southern California Edison Co., 6.200%, 9/15/2055	3,963,563
6,037,000	WEC Energy Group, Inc., (fixed rate to 2/15/2031, variable rate thereafter), 5.625%, 5/15/2056	6,075,022
		69,031,359
	Finance Companies — 3.5%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,170,795
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,275,463
19,660,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	19,622,560
20,287,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	19,711,232
24,047,000	ARES Capital Corp., 2.150%, 7/15/2026	23,738,272
15,722,000	ARES Capital Corp., 5.800%, 3/08/2032	15,876,458
15,925,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	15,422,248
3,220,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,305,673
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	4,165,149
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	13,304,484
9,070,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	9,153,256
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,892,533
12,803,000	Blue Owl Technology Finance Corp., 6.100%, 3/15/2028(a)	12,879,085
19,629,000	FS KKR Capital Corp., 3.400%, 1/15/2026	19,621,431
4,160,000	GATX Corp., 6.050%, 3/15/2034	4,423,476
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,715,671
3,505,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028(a)	3,526,805
11,600,000	Hercules Capital, Inc., 6.000%, 6/16/2030	11,747,115
2,600,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	2,724,531
4,480,000	Main Street Capital Corp., 6.950%, 3/01/2029	4,676,956
5,663,000	MSD Investment Corp., 6.125%, 2/05/2031(a)	5,621,324
7,545,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	7,592,560
3,100,000	Navient Corp., 4.875%, 3/15/2028	3,065,300
8,950,000	Navient Corp., 5.000%, 3/15/2027	8,969,413
16,425,000	OneMain Finance Corp., 6.625%, 5/15/2029	17,012,095
3,583,000	Rocket Cos., Inc., 6.125%, 8/01/2030(a)	3,703,672
6,793,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	6,450,597
5,410,000	Sixth Street Lending Partners, 6.125%, 7/15/2030	5,552,556
2,930,000	Sixth Street Specialty Lending, Inc., 5.625%, 8/15/2030	2,962,845
		273,883,555
	Food & Beverage — 0.6%
13,933,000	BRF SA, 5.750%, 9/21/2050(a)	11,649,242
22,485,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 7.250%, 11/15/2053	25,170,226
Principal Amount (‡)	Description	Value (†)

	Food & Beverage — continued
$11,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	$10,252,860
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,471,212
		48,543,540
	Gaming — 0.2%
11,765,000	MGM Resorts International, 6.500%, 4/15/2032	12,121,540
	Government Owned - No Guarantee — 1.1%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	7,259,040
16,900,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	17,235,175
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,402,190
10,220,000	Ecopetrol SA, 7.750%, 2/01/2032	10,517,300
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	9,397,912
2,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	1,855,075
8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,868,370
7,685,000	OCP SA, 3.750%, 6/23/2031(a)	7,188,380
11,020,000	OCP SA, 6.750%, 5/02/2034(a)	11,874,601
11,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	6,957,285
5,410,000	Tennessee Valley Authority, 4.625%, 9/15/2060	4,811,318
		88,366,646
	Health Insurance — 0.1%
8,739,000	Centene Corp., 3.375%, 2/15/2030	8,041,928
	Healthcare — 0.3%
12,055,000	HCA, Inc., 4.625%, 3/15/2052	9,844,847
4,230,000	HCA, Inc., 5.600%, 4/01/2034	4,411,550
10,445,000	HCA, Inc., 5.750%, 3/01/2035	10,963,166
		25,219,563
	Home Construction — 0.0%
1,398,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	1,438,391
	Independent Energy — 1.2%
19,455,000	Aker BP ASA, 5.250%, 10/30/2035(a)	19,006,374
4,650,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	4,873,479
16,297,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	15,800,301
7,952,000	Devon Energy Corp., 4.500%, 1/15/2030	7,974,692
1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	1,754,918
3,504,000	EQT Corp., 3.900%, 10/01/2027	3,488,039
1,901,000	EQT Corp., 5.000%, 1/15/2029	1,925,784
8,995,000	EQT Corp., 6.375%, 4/01/2029	9,307,854
10,855,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	10,991,862
2,592,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	2,645,706
6,080,000	SM Energy Co., 6.750%, 8/01/2029(a)	6,124,641
6,185,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,080,279
2,275,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	2,321,706
		92,295,635
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	2,993,383
	Life Insurance — 0.4%
13,471,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	13,626,116
4,515,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	4,702,760
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,782,529
10,540,000	RLGH Finance Bermuda Ltd., 6.750%, 7/02/2035	11,186,959
		31,298,364

Principal Amount (‡)	Description	Value (†)

	Media Entertainment — 0.7%
$11,280,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	$11,917,265
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,785,757
2,955,000	Meta Platforms, Inc., 4.875%, 11/15/2035	2,951,040
3,985,000	Meta Platforms, Inc., 5.625%, 11/15/2055	3,824,687
11,690,000	Meta Platforms, Inc., 5.750%, 11/15/2065	11,146,459
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	12,291,175
12,750,000	Prosus NV, 3.832%, 2/08/2051(a)	8,488,948
		52,405,331
	Metals & Mining — 1.1%
11,925,000	Alumina Pty. Ltd., 6.125%, 3/15/2030(a)	12,317,416
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,572,101
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,492,163
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	9,028,500
5,864,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	5,671,215
14,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	11,482,379
7,995,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	8,270,028
21,682,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	19,856,376
6,635,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	6,927,376
700,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	753,332
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,292,777
4,505,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	4,182,984
		89,846,647
	Midstream — 0.7%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	511,208
2,480,000	Energy Transfer LP, 5.300%, 4/15/2047	2,200,689
125,000	Energy Transfer LP, 5.400%, 10/01/2047	112,330
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,797,974
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	9,001,792
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,452,067
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	970,530
2,442,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 1/15/2031	2,455,769
4,070,000	Plains All American Pipeline LP/PAA Finance Corp., 5.600%, 1/15/2036	4,117,073
12,415,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	10,978,087
3,510,000	Targa Resources Corp., 5.500%, 2/15/2035	3,595,474
4,955,000	Transcontinental Gas Pipe Line Co. LLC, 5.100%, 3/15/2036(a)	4,988,702
4,021,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	4,344,695
4,030,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,412,662
		53,939,052
	Mortgage Related — 18.5%
8,732,026	Federal Home Loan Mortgage Corp., 1.500%, 12/01/2050	6,563,953
6,198,893	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	5,017,130
6,298,911	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	5,098,063
20,832,634	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	16,848,462
30,885,299	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	25,044,239
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$4,345,651	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	$3,514,560
726,350	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	708,505
343,016	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	332,181
2,242	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,172
225,902	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	218,526
9,534,597	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	9,099,673
948,649	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	904,541
8,681,626	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	8,277,524
4,821,914	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	4,607,190
3,884,906	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	3,702,580
4,253,962	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2053	4,045,188
434,256	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	437,676
68,919	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	68,490
170,618	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	169,702
16,926	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	16,856
626,046	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	626,147
356,519	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	352,364
3,452,448	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	3,395,352
2,226,931	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,182,050
1,110,739	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	1,127,425
943,531	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	959,790
646,995	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	656,848
1,976,304	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	2,002,330
5,132,366	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	5,215,862
8,702,616	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	8,742,004
23,674,956	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	23,854,353
9,098,890	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	9,155,162
8,184,031	Federal Home Loan Mortgage Corp., 5.000%, 2/01/2055	8,246,045
7,037,283	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2055	7,055,209
1,084,443	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,107,217
1,044,566	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,070,144

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$878,419	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	$904,985
2,404,161	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	2,467,481
1,190,479	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,217,326
14,535,983	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	14,781,506
895,057	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	918,143
532,454	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	545,882
458,909	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	473,647
13,358,727	Federal Home Loan Mortgage Corp., 5.500%, 2/01/2055	13,761,902
2,472	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	2,574
2,701,645	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,812,399
2,405,654	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,501,364
2,092,398	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,181,358
1,180,503	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,219,463
1,107,778	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,151,207
804,166	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	833,393
671,171	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	697,995
638,653	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	657,015
4,788,631	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	4,925,226
678,745	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	702,070
446,929	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	463,640
3,446,976	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	3,583,805
987,184	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	1,033,477
4,765,837	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	5,002,534
1,191,572	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,225,163
4,567,976	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	4,858,019
5,399,231	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	5,695,396
7,126,001	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	7,516,855
13,340,724	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	14,229,744
5,463,824	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,827,922
4,328,875	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	4,617,342
7,139,400	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	7,615,166
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$332,219	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	$351,121
5,828,434	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	6,205,283
4,945,178	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	5,324,662
5,290,229	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	5,703,240
1,302,898	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,404,484
197,342	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	208,490
196,701	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	207,941
2,492,741	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	2,653,977
1,719,393	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	1,830,609
4,743,166	Federal Home Loan Mortgage Corp., 7.000%, 10/01/2054	5,112,997
4,482,653	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	4,861,606
108,431	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	115,903
7,985,265	Federal National Mortgage Association, 1.500%, 12/01/2050	6,167,868
32,690,094	Federal National Mortgage Association, 1.500%, 3/01/2051	25,235,614
2,734,088	Federal National Mortgage Association, 1.500%, 3/01/2051	2,116,353
4,223,275	Federal National Mortgage Association, 1.500%, 9/01/2051	3,262,531
6,563,378	Federal National Mortgage Association, 1.500%, 10/01/2051	5,066,575
43,421,148	Federal National Mortgage Association, 2.000%, 5/01/2037	40,192,569
11,177,956	Federal National Mortgage Association, 2.000%, 12/01/2050	9,047,159
7,039,492	Federal National Mortgage Association, 2.000%, 12/01/2050	5,697,528
5,276,201	Federal National Mortgage Association, 2.000%, 12/01/2050	4,277,802
27,577,091	Federal National Mortgage Association, 2.000%, 1/01/2051	22,319,850
1,733,458	Federal National Mortgage Association, 2.000%, 2/01/2051	1,401,940
1,355,507	Federal National Mortgage Association, 2.000%, 11/01/2051	1,100,435
18,685,847	Federal National Mortgage Association, 2.000%, 12/01/2051	15,163,785
1,415,698	Federal National Mortgage Association, 2.000%, 1/01/2052	1,148,411
23,585,791	Federal National Mortgage Association, 2.000%, 2/01/2052	19,080,063
23,489,150	Federal National Mortgage Association, 2.000%, 2/01/2052	19,046,654
6,611,229	Federal National Mortgage Association, 2.000%, 2/01/2052	5,356,468
14,847,624	Federal National Mortgage Association, 2.000%, 3/01/2052	12,008,066
13,837,362	Federal National Mortgage Association, 2.000%, 3/01/2052	11,218,274

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$70,976,257	Federal National Mortgage Association, 2.000%, 6/01/2052	$57,402,286
16,698,347	Federal National Mortgage Association, 2.500%, 1/01/2052	14,124,695
6,586,687	Federal National Mortgage Association, 2.500%, 9/01/2061	5,423,509
33,463,036	Federal National Mortgage Association, 2.500%, 12/01/2061	27,553,573
129,531,657	Federal National Mortgage Association, 2.500%, 3/01/2062	106,657,078
72,517,467	Federal National Mortgage Association, 2.500%, 3/01/2062	59,583,251
44,971,560	Federal National Mortgage Association, 2.500%, 3/01/2062	37,029,697
28,053,827	Federal National Mortgage Association, 2.500%, 3/01/2062	23,065,520
26,589,124	Federal National Mortgage Association, 2.500%, 3/01/2062	21,893,418
58,921,788	Federal National Mortgage Association, 2.500%, 4/01/2062	48,444,787
27,363,834	Federal National Mortgage Association, 2.500%, 5/01/2062	22,498,216
74,457,081	Federal National Mortgage Association, 2.500%, 6/01/2062	61,307,386
38,190,183	Federal National Mortgage Association, 2.500%, 12/01/2062	31,445,307
26,378,476	Federal National Mortgage Association, 2.500%, 9/01/2063	21,719,348
9,982,498	Federal National Mortgage Association, 2.500%, 9/01/2063	8,219,321
43,414,516	Federal National Mortgage Association, 3.000%, 9/01/2062	37,498,973
5,824,994	Federal National Mortgage Association, 3.000%, 3/01/2063	5,043,018
23,972,993	Federal National Mortgage Association, 3.000%, 6/01/2063	20,706,440
19,343,896	Federal National Mortgage Association, 3.000%, 6/01/2063	16,747,167
7,135,954	Federal National Mortgage Association, 3.000%, 6/01/2064	6,177,941
4,747,335	Federal National Mortgage Association, 3.500%, 5/01/2052	4,316,871
22,865,696	Federal National Mortgage Association, 3.500%, 6/01/2062	20,862,428
10,186,151	Federal National Mortgage Association, 3.500%, 9/01/2062	9,255,555
33,374,927	Federal National Mortgage Association, 3.500%, 12/01/2062	30,325,578
27,200,186	Federal National Mortgage Association, 3.500%, 12/01/2062	24,714,991
17,462,151	Federal National Mortgage Association, 3.500%, 6/01/2063	15,915,916
4,552,308	Federal National Mortgage Association, 3.500%, 12/01/2063	4,149,090
24,110,063	Federal National Mortgage Association, 3.500%, 6/01/2064	21,974,345
2,401,414	Federal National Mortgage Association, 4.000%, 9/01/2041	2,348,834
1,139,868	Federal National Mortgage Association, 4.000%, 8/01/2042	1,114,789
254,667	Federal National Mortgage Association, 4.000%, 11/01/2044	247,447
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$605,552	Federal National Mortgage Association, 4.000%, 2/01/2045	$585,978
375,317	Federal National Mortgage Association, 4.000%, 4/01/2047	362,872
273,122	Federal National Mortgage Association, 4.000%, 4/01/2047	263,630
821,992	Federal National Mortgage Association, 4.000%, 11/01/2047	789,080
274,267	Federal National Mortgage Association, 4.000%, 12/01/2047	263,457
403,485	Federal National Mortgage Association, 4.000%, 3/01/2048	385,109
770,816	Federal National Mortgage Association, 4.000%, 6/01/2048	735,710
94,462	Federal National Mortgage Association, 4.000%, 2/01/2050	90,411
6,996,491	Federal National Mortgage Association, 4.000%, 6/01/2052	6,677,133
4,223,194	Federal National Mortgage Association, 4.000%, 7/01/2052	4,025,493
4,082,039	Federal National Mortgage Association, 4.000%, 8/01/2052	3,892,227
1,355,699	Federal National Mortgage Association, 4.000%, 11/01/2052	1,289,385
28,434	Federal National Mortgage Association, 4.500%, 8/01/2043	28,214
85,279	Federal National Mortgage Association, 4.500%, 3/01/2044	85,067
75,319	Federal National Mortgage Association, 4.500%, 5/01/2044	74,507
1,139,168	Federal National Mortgage Association, 4.500%, 1/01/2045	1,137,541
118,052	Federal National Mortgage Association, 4.500%, 1/01/2045	117,116
421,881	Federal National Mortgage Association, 4.500%, 7/01/2045	416,404
223,900	Federal National Mortgage Association, 4.500%, 8/01/2045	222,195
122,981	Federal National Mortgage Association, 4.500%, 8/01/2045	122,755
270,891	Federal National Mortgage Association, 4.500%, 10/01/2045	269,079
503,672	Federal National Mortgage Association, 4.500%, 11/01/2045	502,746
358,479	Federal National Mortgage Association, 4.500%, 3/01/2046	358,461
12,921	Federal National Mortgage Association, 4.500%, 7/01/2046	12,897
319,341	Federal National Mortgage Association, 4.500%, 9/01/2046	318,076
224,789	Federal National Mortgage Association, 4.500%, 2/01/2047	222,787
532,372	Federal National Mortgage Association, 4.500%, 5/01/2047	525,204
303,656	Federal National Mortgage Association, 4.500%, 7/01/2048	301,595
1,189,534	Federal National Mortgage Association, 4.500%, 8/01/2048	1,181,462
265,471	Federal National Mortgage Association, 4.500%, 10/01/2049	262,040
8,257,503	Federal National Mortgage Association, 4.500%, 3/01/2053	8,061,709

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$9,643,693	Federal National Mortgage Association, 4.500%, 4/01/2053	$9,429,465
1,153,383	Federal National Mortgage Association, 5.000%, 7/01/2048	1,172,372
527,279	Federal National Mortgage Association, 5.000%, 8/01/2048	535,743
296,363	Federal National Mortgage Association, 5.000%, 9/01/2048	300,206
2,024,053	Federal National Mortgage Association, 5.000%, 1/01/2049	2,052,869
757,208	Federal National Mortgage Association, 5.000%, 3/01/2049	767,954
3,287,701	Federal National Mortgage Association, 5.000%, 5/01/2053	3,325,968
1,962,797	Federal National Mortgage Association, 5.500%, 4/01/2050	2,023,058
861,503	Federal National Mortgage Association, 5.500%, 7/01/2053	876,203
662,704	Federal National Mortgage Association, 5.500%, 7/01/2053	675,924
11,358	Federal National Mortgage Association, 6.000%, 8/01/2034	11,843
46,531	Federal National Mortgage Association, 6.000%, 1/01/2037	48,812
1,175,489	Federal National Mortgage Association, 6.000%, 5/01/2049	1,233,944
2,063,870	Federal National Mortgage Association, 6.000%, 5/01/2053	2,145,106
1,378,504	Federal National Mortgage Association, 6.000%, 5/01/2053	1,438,176
1,016,932	Federal National Mortgage Association, 6.000%, 5/01/2053	1,056,813
901,130	Federal National Mortgage Association, 6.000%, 5/01/2053	940,893
882,654	Federal National Mortgage Association, 6.000%, 6/01/2053	922,769
874,615	Federal National Mortgage Association, 6.000%, 6/01/2053	904,906
9,834,516	Federal National Mortgage Association, 6.000%, 7/01/2053	10,119,023
2,638,133	Federal National Mortgage Association, 6.000%, 7/01/2053	2,747,968
1,041,284	Federal National Mortgage Association, 6.000%, 7/01/2053	1,082,329
630,192	Federal National Mortgage Association, 6.000%, 7/01/2053	656,374
427,189	Federal National Mortgage Association, 6.000%, 7/01/2053	441,985
1,351,023	Federal National Mortgage Association, 6.000%, 8/01/2053	1,402,866
1,309,991	Federal National Mortgage Association, 6.000%, 8/01/2053	1,355,008
917,155	Federal National Mortgage Association, 6.000%, 8/01/2053	958,393
805	Federal National Mortgage Association, 6.500%, 1/01/2029	835
484	Federal National Mortgage Association, 6.500%, 5/01/2031	502
3,568,059	Federal National Mortgage Association, 6.500%, 8/01/2053	3,748,943
2,394,773	Federal National Mortgage Association, 6.500%, 8/01/2053	2,547,532
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$18,829,372	Federal National Mortgage Association, 6.500%, 7/01/2054	$19,967,220
4,575	Federal National Mortgage Association, 7.000%, 10/01/2030	4,804
3,050	Federal National Mortgage Association, 7.000%, 10/01/2030	3,203
725,262	Federal National Mortgage Association, 7.000%, 10/01/2053	768,482
302,784	Federal National Mortgage Association, 7.000%, 10/01/2053	319,835
1,195,278	Federal National Mortgage Association, 7.000%, 11/01/2053	1,261,960
1,631,886	Federal National Mortgage Association, 7.000%, 3/01/2054	1,718,938
7,462,285	Federal National Mortgage Association, 7.000%, 6/01/2055	7,870,233
4,540,636	Federal National Mortgage Association, 7.000%, 6/01/2055	4,895,221
2,877	Federal National Mortgage Association, 7.500%, 7/01/2030	2,961
1,648	Federal National Mortgage Association, 7.500%, 2/01/2032	1,671
211,655	Federal National Mortgage Association, 8.000%, 1/01/2054	226,933
59,066	Government National Mortgage Association, 5.500%, 4/15/2038	62,082
3,405	Government National Mortgage Association, 6.000%, 1/15/2029	3,466
3,283	Government National Mortgage Association, 6.000%, 4/15/2038	3,455
1,254	Government National Mortgage Association, 6.500%, 1/15/2029	1,270
1,726	Government National Mortgage Association, 6.500%, 2/15/2031	1,769
1,361	Government National Mortgage Association, 6.500%, 9/15/2032	1,391
1,149	Government National Mortgage Association, 6.500%, 9/15/2032	1,189
169	Government National Mortgage Association, 7.500%, 7/15/2030	172
20,931,000	Uniform Mortgage-Backed Security, TBA, 3.000%, 1/01/2056(d)	18,510,036
13,314,000	Uniform Mortgage-Backed Security, TBA, 3.500%, 2/01/2056(d)	12,266,043
		1,451,902,001
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,581,053
	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,518,495
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,225,517
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	12,041,266
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,815,577
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.276%, 12/15/2038(a)(b)	7,086,132
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,492,145

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	$6,669,992
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	8,257,611
552,613	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.792%, 7/10/2046(a)(b)	548,284
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,940,299
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,441,651
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,262,276
1,985,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.050%, 10/15/2042(a)(b)	1,988,099
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.166%, 8/10/2044(a)(b)	5,066,775
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,212,729
7,180,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.350%, 1/15/2042(a)(b)	7,177,748
3,055,092	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.984%, 6/15/2044(a)(b)	3,004,072
		102,748,668
	Other REITs — 0.4%
4,740,000	EPR Properties, 3.600%, 11/15/2031	4,392,785
6,226,000	Starwood Property Trust, Inc., 5.250%, 10/15/2028(a)	6,271,275
11,436,000	Starwood Property Trust, Inc., 5.750%, 1/15/2031(a)	11,558,924
6,970,000	Starwood Property Trust, Inc., 6.500%, 7/01/2030(a)	7,270,463
		29,493,447
	Paper — 0.2%
6,585,000	Celulosa Arauco y Constitucion SA, 6.180%, 5/05/2032(a)	6,796,049
10,225,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	10,693,999
		17,490,048
	Pharmaceuticals — 0.3%
11,526,000	Amgen, Inc., 5.750%, 3/02/2063	11,245,711
4,783,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,727,785
2,215,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	2,324,661
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,267,328
		19,565,485
	Property & Casualty Insurance — 0.3%
18,045,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	18,917,562
6,815,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,722,055
		23,639,617
	Refining — 0.2%
7,720,000	Raizen Fuels Finance SA, 6.450%, 3/05/2034(a)	6,336,962
Principal Amount (‡)	Description	Value (†)

	Refining — continued
$3,475,000	Raizen Fuels Finance SA, 6.950%, 3/05/2054(a)	$2,633,007
1,275,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	932,258
6,137,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	5,453,461
		15,355,688
	Retailers — 0.7%
13,655,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	9,977,137
5,110,000	El Puerto de Liverpool SAB de CV, 6.255%, 1/22/2032(a)	5,458,873
9,715,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(a)	10,394,078
9,285,000	Falabella SA, 3.375%, 1/15/2032(a)	8,283,148
8,382,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	8,055,794
13,950,000	MercadoLibre, Inc., 4.900%, 1/15/2033	13,811,738
		55,980,768
	Sovereigns — 0.9%
21,360,000	Chile Government International Bonds, 5.650%, 1/13/2037	22,558,296
2,931,000	Colombia Government International Bonds, 8.000%, 11/14/2035	3,122,981
12,845,000	Mexico Government International Bonds, 5.375%, 3/22/2033	12,729,395
7,280,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	7,817,555
14,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	14,429,978
8,520,000	Saudi Government International Bonds, 5.625%, 1/13/2035(a)	9,031,410
		69,689,615
	Supermarkets — 0.1%
7,245,000	Kroger Co., 5.500%, 9/15/2054	6,899,422
	Technology — 1.8%
7,535,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	6,489,036
12,854,000	Corning, Inc., 5.450%, 11/15/2079	11,741,589
3,374,000	Equifax, Inc., 7.000%, 7/01/2037	3,799,556
2,315,000	Flex Ltd., 5.250%, 1/15/2032	2,359,727
15,011,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,221,568
9,801,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	9,342,876
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	5,087,257
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,303,364
3,170,000	Micron Technology, Inc., 5.650%, 11/01/2032	3,332,125
12,565,000	Micron Technology, Inc., 5.800%, 1/15/2035	13,241,431
2,265,000	Micron Technology, Inc., 6.050%, 11/01/2035	2,416,531
15,026,000	Oracle Corp., 4.100%, 3/25/2061	9,678,891
19,100,000	Oracle Corp., 4.800%, 9/26/2032	18,439,561
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	38,897
7,579,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	7,112,710
13,135,000	TD SYNNEX Corp., 5.300%, 10/10/2035	13,006,569
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,962,478
12,817,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	12,173,010
		141,747,176
	Treasuries — 38.5%
482,247(e )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2033, (BRL)	74,385,966
7,209,365(f )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	40,403,271
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	104,444,298

Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$233,410,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	$162,903,769
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	52,991,389
66,935,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	51,764,810
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	39,134,717
14,770,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	12,480,650
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	27,441,710
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,267,805
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	64,759,506
5,900,000	U.S. Treasury Bonds, 4.125%, 8/15/2044	5,414,863
98,135,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	86,872,476
24,415,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	22,072,686
30,790,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	29,786,920
123,020,000	U.S. Treasury Bonds, 4.500%, 11/15/2054	116,032,848
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,591,944
6,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2044	6,016,720
4,615,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	4,444,642
38,444,000	U.S. Treasury Bonds, 4.625%, 11/15/2055	37,038,391
12,405,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	12,406,454
6,305,800	U.S. Treasury Bonds, 4.750%, 5/15/2055	6,196,434
4,920,000	U.S. Treasury Bonds, 4.750%, 8/15/2055	4,836,975
26,550,000	U.S. Treasury Notes, 2.750%, 8/15/2032	24,748,541
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,070,181
18,801,400	U.S. Treasury Notes, 3.125%, 8/31/2029	18,484,126
147,004,900	U.S. Treasury Notes, 3.375%, 5/15/2033	141,325,688
23,554,000	U.S. Treasury Notes, 3.500%, 11/30/2030	23,316,620
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	124,137,464
400,595,000	U.S. Treasury Notes, 3.625%, 8/31/2027	401,486,949
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,844,362
158,967,300	U.S. Treasury Notes, 3.625%, 9/30/2030	158,352,543
12,800,000	U.S. Treasury Notes, 3.625%, 10/31/2030	12,746,000
102,918,000	U.S. Treasury Notes, 3.625%, 12/31/2030	102,427,532
5,970,000	U.S. Treasury Notes, 3.750%, 8/31/2031	5,950,178
104,940,000	U.S. Treasury Notes, 3.750%, 10/31/2032	103,775,822
22,455,000	U.S. Treasury Notes, 3.875%, 12/31/2027	22,622,535
80,785,000	U.S. Treasury Notes, 3.875%, 3/15/2028	81,435,067
39,128,100	U.S. Treasury Notes, 3.875%, 8/31/2032	39,025,694
12,737,000	U.S. Treasury Notes, 3.875%, 9/30/2032	12,697,694
68,182,000	U.S. Treasury Notes, 3.875%, 12/31/2032	67,883,704
22,321,000	U.S. Treasury Notes, 3.875%, 8/15/2033	22,135,282
135,680,000	U.S. Treasury Notes, 4.000%, 4/30/2032	136,559,801
168,940,000	U.S. Treasury Notes, 4.000%, 6/30/2032	169,910,086
21,592,000	U.S. Treasury Notes, 4.000%, 7/31/2032	21,705,021
22,801,000	U.S. Treasury Notes, 4.000%, 11/15/2035	22,473,236
13,580,000	U.S. Treasury Notes, 4.125%, 3/31/2032	13,766,194
6,835,000	U.S. Treasury Notes, 4.125%, 5/31/2032	6,924,709
92,710,000	U.S. Treasury Notes, 4.125%, 11/15/2032	93,771,095
5,795,000	U.S. Treasury Notes, 4.250%, 6/30/2029	5,917,465
102,955,000	U.S. Treasury Notes, 4.250%, 8/15/2035	103,694,989
1,615,551,591	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	42,653,375
176,060,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	4,594,555
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,429,456
1,006,075,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	28,919,472
		3,027,474,680
	Wireless — 0.4%
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	762,936
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	3,002,309
Principal Amount (‡)	Description	Value (†)

	Wireless — continued
$5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	$5,078,292
15,325,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	15,376,185
4,605,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	4,773,083
		28,992,805
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,324,348
2,205,000	AT&T, Inc., 3.550%, 9/15/2055	1,467,741
12,326,000	AT&T, Inc., 3.650%, 9/15/2059	8,128,497
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,185,639
		20,106,225
	Total Non-Convertible Bonds (Identified Cost $7,235,905,930)	6,969,971,394

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,302,917
	Total Bonds and Notes (Identified Cost $7,248,690,930)	6,977,274,311

Collateralized Loan Obligations — 5.4%
3,395,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 7.686%, 10/15/2034(a)(b)	3,347,867
3,470,000	37 Capital CLO 3 Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.500%, 5.405%, 7/15/2038(a)(b)	3,485,532
4,230,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.655%, 4/15/2035(a)(b)	4,154,160
2,365,000	37 Capital CLO II Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 6.105%, 7/15/2034(a)(b)	2,365,944
2,905,000	37 Capital CLO II Ltd., Series 2022-1A, Class DR, 3 mo. USD SOFR + 3.400%, 7.305%, 7/15/2034(a)(b)	2,905,035
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 6.305%, 4/15/2037(a)(b)	1,820,264
3,500,000	720 East CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 1.900%, 5.784%, 1/20/2038(a)(b)	3,511,962
2,740,000	720 East CLO VII Ltd., Series 2025-7A, Class D1, 3 mo. USD SOFR + 2.550%, 6.434%, 4/20/2037(a)(b)	2,732,098
6,520,000	AGL CLO 30 Ltd., Series 2024-30RA, Class B, 3 mo. USD SOFR + 2.050%, 5.920%, 4/21/2037(a)(b)	6,536,391
2,500,000	AGL CLO 42 Ltd., Series 2025-42A, Class A1, 3 mo. USD SOFR + 1.300%, 5.569%, 7/22/2038(a)(b)	2,508,095
5,685,000	AGL CLO 44 Ltd., Series 2025-44A, Class D1, 3 mo. USD SOFR + 2.500%, 6.453%, 10/22/2037(a)(b)	5,676,069

Principal Amount (‡)	Description	Value (†)

$1,550,000	AGL CLO 7 Ltd., Series 2020-7A, Class D1R2, 3 mo. USD SOFR + 2.800%, 6.705%, 10/15/2038(a)(b)	$1,552,846
1,150,000	AIMCO CLO, Series 2018-BA, Class ARR, 3 mo. USD SOFR + 1.500%, 5.394%, 4/16/2037(a)(b)	1,153,000
900,000	Allegro CLO XIV Ltd., Series 2021-2A, Class D1R, 3 mo. USD SOFR + 2.950%, 6.855%, 10/15/2038(a)(b)	900,283
3,140,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, 3 mo. USD SOFR + 1.410%, 5.621%, 7/20/2038(a)(b)	3,153,345
940,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class B, 3 mo. USD SOFR + 2.250%, 6.134%, 4/20/2037(a)(b)	941,073
4,125,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class B1, 3 mo. USD SOFR + 2.150%, 6.034%, 7/20/2037(a)(b)	4,134,974
2,935,000	Anchorage Capital CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 1.750%, 5.634%, 1/20/2037(a)(b)	2,938,399
1,735,000	Anchorage Capital CLO Ltd., Series 2020-15A, Class DR2, 3 mo. USD SOFR + 3.420%, 7.631%, 7/20/2038(a)(b)	1,742,667
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 5.694%, 7/16/2037(a)(b)	1,653,825
2,000,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.194%, 7/16/2037(a)(b)	1,999,904
5,775,000	Bain Capital CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 5.894%, 4/16/2037(a)(b)	5,785,360
6,715,000	Balboa Bay Loan Funding Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.214%, 1/20/2038(a)(b)	6,725,919
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 5.716%, 7/15/2032(a)(b)	1,400,895
3,810,000	Barings CLO Ltd., Series 2018-2A, Class B2R, 3 mo. USD SOFR + 1.750%, 5.655%, 7/15/2036(a)(b)	3,817,917
1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR3, 3 mo. USD SOFR + 1.250%, 5.134%, 7/18/2030(a)(b)	1,064,275
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 7.416%, 4/15/2034(a)(b)	393,108
5,930,000	Battalion CLO XVI Ltd., Series 2019-16A, Class CR2, 3 mo. USD SOFR + 2.000%, 5.884%, 1/20/2038(a)(b)	5,938,035
4,245,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SOFR + 1.450%, 5.355%, 7/15/2036(a)(b)	4,246,473
4,215,000	BCC Middle Market CLO LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.620%, 5.725%, 7/17/2037(a)(b)	4,231,148
2,560,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class C, 3 mo. USD SOFR + 1.850%, 5.708%, 1/25/2038(a)(b)	2,563,195
6,890,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 3 mo. USD SOFR + 1.650%, 5.508%, 1/25/2038(a)(b)	6,915,631
12,085,000	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD SOFR + 1.360%, 5.217%, 1/22/2038(a)(b)	12,114,850
Principal Amount (‡)	Description	Value (†)

$2,770,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class D1, 3 mo. USD SOFR + 2.800%, 6.957%, 10/23/2038(a)(b)	$2,776,911
8,450,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.751%, 7/20/2037(a)(b)	8,474,488
4,000,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class C, 3 mo. USD SOFR + 2.000%, 5.857%, 10/22/2037(a)(b)	4,010,652
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 5.870%, 7/25/2034(a)(b)	1,863,165
3,185,000	Bridge Street CLO III Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.300%, 6.184%, 10/20/2037(a)(b)	3,201,995
2,430,000	Bridge Street CLO V Ltd., Series 2025-1A, Class C1, 3 mo. USD SOFR + 1.950%, 5.834%, 4/20/2038(a)(b)	2,432,095
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 5.525%, 4/15/2037(a)(b)	6,812,819
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 5.866%, 7/15/2031(a)(b)	500,506
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2R4, 3 mo. USD SOFR + 1.200%, 5.084%, 1/20/2032(a)(b)	545,065
3,799,500	CarVal CLO II Ltd., Series 2019-1A, Class DR2, 3 mo. USD SOFR + 2.700%, 6.584%, 4/20/2032(a)(b)	3,790,070
6,485,000	CarVal CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.344%, 7/20/2037(a)(b)	6,498,619
1,440,000	Cedar Funding VIII CLO Ltd., Series 2017-8A, Class ARR, 3 mo. USD SOFR + 1.220%, 5.102%, 1/17/2038(a)(b)	1,438,272
8,815,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 5.655%, 7/15/2036(a)(b)	8,836,235
1,695,000	CIFC Funding Ltd., Series 2014-4RA, Class CRR, 3 mo. USD SOFR + 2.600%, 6.482%, 1/17/2035(a)(b)	1,695,134
3,235,000	CIFC Funding Ltd., Series 2019-7A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.791%, 10/19/2038(a)(b)	3,247,969
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 5.816%, 7/15/2036(a)(b)	2,936,338
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class DR, 3 mo. USD SOFR + 2.700%, 6.560%, 1/23/2035(a)(b)	7,190,841
7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 5.720%, 7/21/2037(a)(b)	7,122,862
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.414%, 4/20/2037(a)(b)	4,220,260
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 5.316%, 7/20/2034(a)(b)	7,655,490
2,000,000	Diameter Capital CLO 11 Ltd., Series 2025-11A, Class A, 3 mo. USD SOFR + 1.320%, 5.596%, 7/20/2038(a)(b)	2,004,306

Principal Amount (‡)	Description	Value (†)

$7,555,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A2R, 3 mo. USD SOFR + 1.700%, 5.605%, 1/15/2038(a)(b)	$7,564,285
1,710,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 5.205%, 1/15/2031(a)(b)	1,710,354
3,575,000	Franklin Park Place CLO VI LLC, Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.100%, 7.212%, 7/15/2038(a)(b)	3,584,359
1,855,000	Garnet CLO 2 Ltd., Series 2025-2A, Class D1, 3 mo. USD SOFR + 3.100%, 7.181%, 10/20/2038(a)(b)	1,861,267
6,285,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 5.190%, 10/20/2038(a)(b)	6,280,286
3,155,000	Garnet CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.500%, 5.770%, 7/20/2037(a)(b)	3,165,326
5,525,000	Garnet CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.400%, 7.670%, 7/20/2037(a)(b)	5,588,863
8,720,000	GCRED BSL CLO 1, Series 2025-BSL1A, Class B, 3 mo. USD SOFR + 1.450%, 0.000%, 1/20/2034(a)(b)(g)	8,720,000
6,105,000	Golub Capital BDC 4 CLO 1 LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.630%, 5.924%, 7/20/2037(a)(b)	6,127,405
5,155,000	Golub Capital Partners CLO 64B-R Ltd., Series 2022-64A, Class BR, 3 mo. USD SOFR + 1.750%, 5.608%, 10/25/2037(a)(b)	5,167,738
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 5.958%, 4/25/2037(a)(b)	6,041,258
3,895,000	Golub Capital Partners CLO 79B Ltd., Series 2025-79A, Class C, 3 mo. USD SOFR + 1.720%, 5.604%, 4/20/2038(a)(b)	3,899,910
1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.892%, 5.750%, 4/26/2031(a)(b)	1,518,184
6,505,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.700%, 5.605%, 1/15/2038(a)(b)	6,524,456
2,945,000	Kennedy Lewis CLO 13 Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 5.670%, 1/20/2037(a)(b)	2,946,178
7,000,000	Kennedy Lewis CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 5.477%, 4/22/2037(a)(b)	7,013,321
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 5.746%, 7/20/2031(a)(b)	1,611,797
1,630,000	Madison Park Funding XXVII Ltd., Series 2018-27A, Class CR, 3 mo. USD SOFR + 1.900%, 5.784%, 4/20/2038(a)(b)	1,636,077
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 6.046%, 4/20/2032(a)(b)	476,190
3,160,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 5.435%, 4/15/2037(a)(b)	3,165,833
4,950,000	Magnetite XVII Ltd., Series 2016-17A, Class AR2, 3 mo. USD SOFR + 1.500%, 5.384%, 4/20/2037(a)(b)	4,963,103
720,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A2, 3 mo. USD SOFR + 1.470%, 5.788%, 10/18/2035(a)(b)	718,852
3,595,000	Milos CLO Ltd., Series 2017-1A, Class BR, 3 mo. USD SOFR + 1.812%, 5.696%, 10/20/2030(a)(b)	3,595,590
Principal Amount (‡)	Description	Value (†)

$5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 7.005%, 7/15/2038(a)(b)	$5,019,030
3,205,000	Octagon 62 Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.700%, 5.560%, 1/23/2038(a)(b)	3,211,022
7,000,000	Octagon Investment Partners 49 Ltd., Series 2020-5A, Class CR, 3 mo. USD SOFR + 2.400%, 6.305%, 4/15/2037(a)(b)	7,014,994
4,355,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.900%, 5.784%, 4/20/2037(a)(b)	4,362,434
3,335,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.650%, 5.534%, 1/18/2038(a)(b)	3,350,695
2,925,000	OZLM XVIII Ltd., Series 2018-18A, Class C, 3 mo. USD SOFR + 2.112%, 6.016%, 4/15/2031(a)(b)	2,931,186
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.505%, 7/15/2037(a)(b)	2,606,224
2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.055%, 7/15/2037(a)(b)	2,495,574
4,695,000	Palmer Square CLO Ltd., Series 2022-1A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.713%, 10/20/2038(a)(b)	4,713,127
2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 6.834%, 7/20/2037(a)(b)	2,372,381
2,470,000	Palmer Square CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 5.555%, 1/15/2038(a)(b)	2,480,821
2,520,000	Palmer Square CLO Ltd., Series 2025-1A, Class D2, 3 mo. USD SOFR + 3.550%, 7.434%, 4/20/2038(a)(b)	2,509,524
2,320,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.862%, 5.746%, 7/20/2034(a)(b)	2,323,222
3,450,000	Polen Capital CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.584%, 3/06/2038(a)(b)	3,468,958
3,845,000	Polen Capital CLO Ltd., Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.150%, 7.034%, 3/06/2038(a)(b)	3,857,938
7,150,000	Polen Capital CLO Ltd., Series 2025-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.040%, 1/20/2039(a)(b)	7,152,367
1,535,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 5.784%, 4/20/2035(a)(b)	1,537,751
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 5.984%, 4/20/2037(a)(b)	5,396,766
2,320,000	Post CLO VI Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.420%, 5.304%, 1/20/2038(a)(b)	2,326,192
8,550,000	Rad CLO 27 Ltd., Series 2024-27A, Class A1, 3 mo. USD SOFR + 1.320%, 5.225%, 1/15/2038(a)(b)	8,566,784
1,190,000	Regatta 34 Funding Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.400%, 5.518%, 7/20/2038(a)(b)	1,194,729
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 5.796%, 4/20/2034(a)(b)	1,497,963

Principal Amount (‡)	Description	Value (†)

$7,045,000	RR 28 Ltd., Series 2024-28RA, Class A2R, 3 mo. USD SOFR + 2.050%, 5.955%, 4/15/2037(a)(b)	$7,058,872
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 5.535%, 4/15/2037(a)(b)	7,017,675
5,025,000	Sixth Street CLO 27 Ltd., Series 2024-27A, Class C, 3 mo. USD SOFR + 1.850%, 5.732%, 1/17/2038(a)(b)	5,028,914
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 5.380%, 4/23/2037(a)(b)	5,420,041
2,060,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class CR, 3 mo. USD SOFR + 2.750%, 6.634%, 1/20/2037(a)(b)	2,064,064
2,165,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.584%, 4/20/2038(a)(b)	2,168,507
2,525,000	Symetra CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.000%, 5.884%, 4/20/2038(a)(b)	2,533,254
1,660,000	Symetra CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.250%, 7.134%, 4/20/2038(a)(b)	1,667,060
6,885,000	Symphony CLO 40 Ltd., Series 2023-40A, Class AR, 3 mo. USD SOFR + 1.310%, 5.222%, 1/05/2038(a)(b)	6,901,972
4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 5.934%, 7/18/2037(a)(b)	4,129,371
7,170,000	Wellfleet CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.330%, 5.209%, 2/25/2038(a)(b)	7,182,418
	Total Collateralized Loan Obligations (Identified Cost $425,901,402)	427,107,093

Principal Amount (‡)	Description	Value (†)

Short-Term Investments — 5.3%
$151,982,672	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $152,000,825 on 1/02/2026 collateralized by $154,377,100 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $155,022,372 including accrued interest(h)	$151,982,672
12,345,000	Federal Home Loan Bank Discount Notes, 3.470%, 1/08/2026(i)	12,334,198
90,447,000	Federal Home Loan Bank Discount Notes, 3.490%, 1/12/2026(i)	90,332,685
57,774,000	Federal Home Loan Bank Discount Notes, 3.490%, 1/13/2026(i)	57,700,772
71,932,000	Federal Home Loan Bank Discount Notes, 3.490%, 1/15/2026(i)	71,826,799
14,122,000	U.S. Treasury Bills, 3.533%, 4/21/2026(i)	13,971,019
14,635,000	U.S. Treasury Bills, 3.683%, 2/26/2026(i)(j)	14,554,759
	Total Short-Term Investments (Identified Cost $412,753,741)	412,702,904
	Total Investments — 99.5% (Identified Cost $8,087,346,073)	7,817,084,308
	Other assets less liabilities — 0.5%	41,054,409
	Net Assets — 100.0%	$7,858,138,717

Bonds and Notes Sold Short — (1.0)%
	Mortgage Related — (1.0)%
$(99,499,000)	Uniform Mortgage-Backed Security, TBA, 2.000%, 1/01/2055(d) (Proceeds $80,711,566)	$(80,500,514)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to
$1,743,651,390 or 22.2% of net assets.

(b)
Variable rate security. Rate as of December 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be
Announced ("TBAs") in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities. Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund's NAV as if the Fund's had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	New issue unsettled as of December 31, 2025. Coupon rate does not take effect until settlement date.

(h)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2026	437	$49,524,808	$49,135,188	$(389,620)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2026	3,954	825,863,937	825,551,951	(311,986)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	1,457	159,918,602	159,256,930	(661,672)
Total					$(1,363,278)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$ —	$3,288,738	$6,324	$3,295,062
Collateralized Mortgage Obligations	—	55,757,027	169,369	55,926,396
All Other Non-Convertible Bonds(a)	—	6,910,749,936	—	6,910,749,936
Total Non-Convertible Bonds	—	6,969,795,701	175,693	6,969,971,394
Municipals(a)	—	7,302,917	—	7,302,917
Total Bonds and Notes	—	6,977,098,618	175,693	6,977,274,311
Collateralized Loan Obligations	—	427,107,093	—	427,107,093
Short-Term Investments	—	412,702,904	—	412,702,904
Total Investments	$—	$7,816,908,615	$175,693	$7,817,084,308

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes Sold Short (a)	$ —	$(80,500,514)	$ —	$(80,500,514)
Futures Contracts (unrealized depreciation)	(1,363,278)	—	—	(1,363,278)
Total	$(1,363,278)	$(80,500,514)	$ —	$(81,863,792)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or December 31, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$6,864	$ —	$ —	$49	$ —	$(589)	$ —	$ —	$6,324	$17
Collateralized Mortgage Obligations	178,664	—	21	631	615	(10,562)	—	—	169,369	487
Total	$185,528	$ —	$21	$680	$615	$(11,151)	$ —	$ —	$175,693	$504